RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES

	US Dollars
Figures in millions	2024	2023	2022

Material related party transactions were as follows (not attributable):

Purchases and services acquired from related parties
Associates	12	12	14

Loan advanced to joint ventures and associates
Joint ventures	463	506	—

Key management remuneration
Key management remuneration includes executive and non-executive directors as well as executive management that held office in the current year.

US Dollar thousands							2024	2023	2022
	Base salary	Pension scheme benefits	Other benefits(1)	Annual cash bonus / DSP cash	DSP / PSP award (2)	Transition award (3)	Total	Total	Total
Executive Directors	2,316	518	266	2,080	—	1,082	6,262	9,899	8,764

(1)  Other benefits include family health insurance, group life insurance, social security, relocation reimbursements and other benefits.
(2)  No regular share awards were earned during the 2024 performance year as the first vesting of the PSP awards will take place in 2027.
(3) Transition awards comprised one-third cash and two-thirds share awards.

US Dollar thousands								2024	2023	2022
	Base salary	Pension scheme benefits	Other benefits(1)	Annual cash bonus / DSP cash	DSP / PSP award (2)	Transitio n award (3)	Buy-out recruitme nt (4)	Total	Total	Total
Executive Management	3,329	403	613	2,480	—	1,408	84	8,317	12,029	14,314

(1)Other benefits include family health insurance, group life insurance, social security, relocation reimbursements and other benefits.
(2)No regular share awards were earned during the 2024 performance year as the first vesting of the PSP awards will take place in 2027.
(3)Transition awards comprised one-third cash and two-thirds share awards.
(4)Buy-out awards granted to executive management are in respect of incentive arrangements that were forfeited from previous employer.

US Dollar thousands				2024	2023	2022
	Director fees (1)	Committee fees (2)	Travel allowance	Total	Total	Total
Non-executive Directors	1,376	541	203	2,120	2,268	2,151

(1)Includes the annual base fee paid to NEDs as well as fees paid for special Board meetings.
(2)Includes the fee paid to the individual for their committee membership and committee chairperson role, where applicable, as well as fees paid for special committee meetings. In 2024, this included fees for the Transaction Committee convened to consider the Centamin acquisition.